Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

		December 31,	December 31,
As at	Note	2025	2024
Retirement liabilities	13	$102	$97
Non-current portion of reforestation obligations		50	47
Non-current portion of decommissioning obligations		44	24
Non-current portion of lease obligations		24	19
Export duties	25	166	46
Electricity swaps	22	6	8
Other		30	22
		$423	$264

Disclosure of other provisions

		Reforestation		Decommissioning
	Note	2025	2024	2025	2024
Beginning of year		$83	$92	$43	$37
Acquisition	3	—	—	—	1
Liabilities recognized		59	49	21	9
Liabilities settled		(57)	(61)	(12)	(4)
Change in estimates		(1)	10	3	3
Foreign exchange		4	(7)	4	(3)
End of year		88	83	58	43
Less: current portion		(38)	(36)	(14)	(19)
		$50	$47	$44	$24